Financial Reporting Principles and Accounting Policies	12 Months Ended
Dec. 31, 2023
Disclosure of financial reporting principles and accounting policies [Abstract]
Financial Reporting Principles and Accounting Policies
Note 1 – Financial Reporting Principles and Accounting Policies

A.	The Reporting Entity

Kenon Holdings Ltd. (the “Company” or “Kenon”) was incorporated on March 7, 2014 in the Republic of Singapore under the Singapore Companies Act. Our principal place of business is located at 1 Temasek Avenue #37-02B, Millenia Tower, Singapore 039192.

The Company is a holding company and was incorporated to receive investments spun-off from their former parent company, Israel Corporation Ltd. (“IC”). The Company serves as the holding company of several businesses (together referred to as the “Group”).

Kenon shares are traded on New York Stock Exchange (“NYSE”) and on Tel Aviv Stock Exchange (“TASE”) (NYSE and TASE: KEN).

B.	Definitions

In these consolidated financial statements -
1. Subsidiaries – companies whose financial statements are fully consolidated with those of Kenon, directly or indirectly.
2. Associates – companies in which Kenon has significant influence and Kenon’s investment is stated, directly or indirectly, on the equity basis.
3. Investee companies – subsidiaries and/or associated companies and/or long-term investment (Qoros).
4. Related parties – within the meaning thereof in International Accounting Standard (“IAS”) 24 Related Parties.